UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Access Financial Holdings, LLC
(Exact name of securitizer as specified in its charter)

Brian Stone, President (770) 828-2000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Perimeter Master Note Business Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001864957

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

Brian Stone, (770) 828-2000
Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 2, 2021, of Deloitte & Touche LLP, which sets forth the findings of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ACCESS FINANCIAL HOLDINGS, LLC (Securitizer) By: /s/ Brian Stone Name: Brian Stone Title: President

Dated: November 4, 2021

Exhibit Number

Exhibit 99.1

Description

Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 2, 2021, of Deloitte & Touche LLP.